Investments Held at Fair Value - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets [Line Items]
Investments held at fair value	£ 579	£ 456
Investments held at fair value through profit and loss due to exchange control restrictions	£ 78	£ 61
Percentage of investments held at fair value denominated in other than the functional currency of the subsidiary	5.00%	4.00%
Investments other than investments accounted for using equity method	£ 700	£ 506	£ 264
Additions	228	345
Disposals	96	98
Other fair value movements	26	15
Level 3
Disclosure Of Financial Assets [Line Items]
Investments other than investments accounted for using equity method	186	101
Additions	133	73
Disposals	82	56
Other fair value movements	£ 26	9
Charlotte's Web Holdings, Inc.
Disclosure Of Financial Assets [Line Items]
Investment term	7 years
Iran
Disclosure Of Financial Assets [Line Items]
Reversal of provision	£ 17	24
Imperial Tobacco Canada
Disclosure Of Financial Assets [Line Items]
Investments held at fair value	£ 396	£ 351